Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.3%)
	United States Treasury Note/Bond	1.750%	8/15/41	50	39
	United States Treasury Note/Bond	2.375%	2/15/42	600	522
[1,2,3]	United States Treasury Note/Bond	2.750%	5/15/25	3,800	3,789
	United States Treasury Note/Bond	2.875%	6/15/25	2,800	2,803
	United States Treasury Note/Bond	3.000%	7/15/25–2/15/48	2,371	2,376
	United States Treasury Note/Bond	3.250%	5/15/42	168	168
	United States Treasury Note/Bond	4.375%	2/15/38	800	964
Total U.S. Government and Agency Obligations (Cost $10,608)					10,661
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
United States (0.4%)
[4,5]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	100	94
[5]	CD Mortgage Trust Series 2018-CD7	4.850%	8/15/51	50	50
[5]	COMM Mortgage Trust Series 2015-CR27	4.450%	10/10/48	135	132
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	39	37
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	101
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	326	322
[4,5]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	102
[5]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	50	50
[5]	Santander Drive Auto Receivables Trust Series 2022-3	4.490%	8/15/29	35	35
[4,5]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	20
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	96
[4,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	40	40
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,088)					1,079
Corporate Bonds (71.8%)
Australia (2.5%)
[5,6]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	1,000	601
[4]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	521
[4]	CSL Finance plc	4.750%	4/27/52	370	371
[5,7]	Glencore Capital Finance DAC	1.125%	3/10/28	900	813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	4.070%	5/28/30	1,250	878
[5,6]	Pacific National Finance Pty. Ltd.	5.400%	5/12/27	1,190	824
[5,6]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	756
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	275
	Westpac Banking Corp.	1.953%	11/20/28	200	180
[5,6]	Westpac Banking Corp.	4.334%	8/16/29	500	348
[5]	Westpac Banking Corp.	2.894%	2/4/30	500	475
	Westpac Banking Corp.	2.963%	11/16/40	75	56
					6,098
Austria (0.2%)
[5,7]	JAB Holdings BV	2.500%	6/25/29	400	384
[7]	JAB Holdings BV	2.250%	12/19/39	100	75
					459
Belgium (1.9%)
[7]	Aliaxis Finance SA	0.875%	11/8/28	700	559
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	236
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	25
[5,9]	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	300	322
[5,7]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	100	113
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	262
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	77
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	250	241
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	178	195
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	89	86
[5,7]	Argenta Spaarbank NV	1.000%	2/6/24	2,400	2,430
					4,546
Bermuda (0.1%)
	Triton Container International Ltd.	3.250%	3/15/32	260	214
Brazil (0.2%)
[5]	Embraer Netherlands Finance BV	6.950%	1/17/28	350	353
Canada (2.3%)
[4]	1011778 BC ULC	3.875%	1/15/28	22	21
[4]	1011778 BC ULC	4.375%	1/15/28	38	35
[4]	Air Canada	3.875%	8/15/26	20	18
	Bank of Nova Scotia	3.450%	4/11/25	270	268
	Bank of Nova Scotia	2.951%	3/11/27	411	395
[10]	Canadian Imperial Bank of Commerce	3.945%	8/4/25	200	200
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	400	393
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	90
	Canadian Natural Resources Ltd.	6.250%	3/15/38	120	131
	Canadian Pacific Railway Co.	2.450%	12/2/31	100	90
	Canadian Pacific Railway Co.	4.800%	8/1/45	220	224
	Cenovus Energy Inc.	5.375%	7/15/25	250	260
	Cenovus Energy Inc.	6.750%	11/15/39	50	56
	Cenovus Energy Inc.	5.400%	6/15/47	100	100
	Enbridge Inc.	3.125%	11/15/29	42	39
[4]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	197	180
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	35	29
[4]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	4.200%	4/1/29	125	125
	Nutrien Ltd.	4.125%	3/15/35	70	67
[4]	Parkland Corp.	4.500%	10/1/29	20	18
[4]	Rogers Communications Inc.	3.800%	3/15/32	85	82
[4]	Rogers Communications Inc.	4.550%	3/15/52	80	75
[5]	Royal Bank of Canada	3.970%	7/26/24	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suncor Energy Inc.	6.500%	6/15/38	60	67
	Suncor Energy Inc.	3.750%	3/4/51	90	76
[11]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,265
	Toronto-Dominion Bank	4.108%	6/8/27	400	404
	Toronto-Dominion Bank	4.456%	6/8/32	200	204
	TransCanada PipeLines Ltd.	2.500%	10/12/31	150	129
	TransCanada PipeLines Ltd.	4.625%	3/1/34	100	101
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	137
[4]	Videotron Ltd.	3.625%	6/15/29	20	18
					5,553
Chile (0.1%)
[4]	Antofagasta plc	5.625%	5/13/32	350	347
Denmark (0.1%)
[4]	Danske Bank A/S	1.171%	12/8/23	300	297
France (2.8%)
[5,7]	Airbus SE	2.375%	6/9/40	200	192
[5,7]	AXA SA	3.875%	Perpetual	588	605
[5,7]	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	2,300	2,338
[5,7]	Credit Mutuel Arkea SA	1.375%	1/17/25	800	813
[5,7]	Engie SA	2.000%	9/28/37	700	600
[7]	Sanofi	1.250%	4/6/29	700	705
[4]	SPCM SA	3.125%	3/15/27	10	8
[4]	SPCM SA	3.375%	3/15/30	22	18
[9]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,608
					6,887
Germany (3.9%)
[5,7]	Aroundtown SA	0.000%	7/16/26	600	525
[5,7]	Aroundtown SA	2.875%	Perpetual	210	185
[5]	Deutsche Bank AG	0.962%	11/8/23	1,700	1,638
[5]	Deutsche Bank AG	2.222%	9/18/24	150	145
	Deutsche Bank AG	2.129%	11/24/26	165	148
	Deutsche Bank AG	3.035%	5/28/32	250	205
[4]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	465	445
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	479
[5,7]	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	400	360
[5,6]	Volkswagen Financial Services Australia Pty. Ltd.	3.100%	4/17/23	500	347
[5,9]	Volkswagen Financial Services NV	1.125%	9/18/23	2,700	3,187
[5,9]	Volkswagen Financial Services NV	1.375%	9/14/28	400	414
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	130
[5,7]	Volkswagen Leasing GmbH	0.375%	7/20/26	575	545
[5,7]	Vonovia SE	0.000%	12/1/25	500	472
[7]	Vonovia SE	1.500%	6/14/41	400	287
					9,512
India (0.2%)
[4]	JSW Infrastructure Ltd.	4.950%	1/21/29	585	489
Indonesia (0.2%)
[4]	Freeport Indonesia PT	6.200%	4/14/52	300	265
	Indofood CBP Sukses Makmur Tbk. PT	4.745%	6/9/51	375	282
					547
Ireland (0.4%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	455
	AerCap Ireland Capital DAC	1.150%	10/29/23	300	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	114
[4]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	200	174
					1,031
Japan (1.2%)
	Honda Motor Co. Ltd.	2.967%	3/10/32	160	150
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	600	498
	Mizuho Financial Group Inc.	1.234%	5/22/27	260	230
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	444
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/27	250	235
	Nomura Holdings Inc.	2.710%	1/22/29	250	219
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	126
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	50	50
[7]	Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	700	669
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	81
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	78
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	156
					2,936
Kazakhstan (0.2%)
[4]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	200	149
[12]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	275	267
					416
Luxembourg (0.5%)
[5,7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	675	613
[5,7]	Prologis International Funding II SA	1.625%	6/17/32	776	698
					1,311
Macao (0.0%)
[4]	Studio City Co. Ltd.	7.000%	2/15/27	10	8
Malaysia (0.2%)
[5]	Petronas Capital Ltd.	3.500%	4/21/30	445	433
Netherlands (2.6%)
[4]	ABN AMRO Bank NV	2.470%	12/13/29	300	261
[5,7]	Cooperatieve Rabobank UA	0.625%	2/25/33	400	339
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	255
[5,7]	Koninklijke DSM NV	0.625%	6/23/32	500	429
[7]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	1,262	1,258
[5,9]	NIBC Bank NV	3.125%	11/15/23	1,900	2,287
[5,7]	NIBC Bank NV	0.250%	9/9/26	1,200	1,076
	Shell International Finance BV	2.375%	11/7/29	190	174
	Shell International Finance BV	2.750%	4/6/30	170	160
	Shell International Finance BV	4.375%	5/11/45	70	69
	Shell International Finance BV	3.750%	9/12/46	141	127
[4]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					6,448
Poland (0.0%)
[4]	Canpack SA	3.875%	11/15/29	35	29
Portugal (0.1%)
[7]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	200	187
Russia (0.1%)
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	433	182
Spain (0.3%)
	Banco Santander SA	2.749%	12/3/30	270	216
	Telefonica Emisiones SA	4.103%	3/8/27	235	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.665%	3/6/38	250	228
					678
Sweden (0.4%)
[5,7]	SBB Treasury OYJ	1.125%	11/26/29	600	385
[4]	Svenska Handelsbanken AB	3.950%	6/10/27	250	251
[7]	Svenska Handelsbanken AB	0.500%	2/18/30	500	444
					1,080
Switzerland (0.8%)
[7]	Credit Suisse Group AG	2.125%	10/13/26	541	527
[4]	Credit Suisse Group AG	3.091%	5/14/32	400	321
	Novartis Capital Corp.	2.000%	2/14/27	150	143
	Novartis Capital Corp.	2.750%	8/14/50	60	49
[4]	Roche Holdings Inc.	2.076%	12/13/31	215	191
	Tyco Electronics Group SA	2.500%	2/4/32	150	137
[5,7]	Wizz Air Finance Co. BV	1.350%	1/19/24	600	591
					1,959
Taiwan (0.3%)
[4]	TSMC Global Ltd.	4.375%	7/22/27	810	828
Thailand (0.2%)
[4]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	590	549
United Kingdom (4.6%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	69
	AstraZeneca Finance LLC	1.750%	5/28/28	75	69
	AstraZeneca plc	4.000%	1/17/29	104	107
	AstraZeneca plc	1.375%	8/6/30	100	86
	AstraZeneca plc	4.000%	9/18/42	160	155
	Barclays plc	4.375%	9/11/24	250	249
	Barclays plc	1.007%	12/10/24	440	419
[5]	Barclays plc	3.932%	5/7/25	300	295
[5]	Barclays plc	2.852%	5/7/26	200	190
	Barclays plc	5.200%	5/12/26	200	202
[5]	Barclays plc	5.088%	6/20/30	200	190
	BAT Capital Corp.	3.557%	8/15/27	300	280
	BAT Capital Corp.	4.390%	8/15/37	200	165
	BAT Capital Corp.	4.540%	8/15/47	135	101
[5,7]	BP Capital Markets BV	0.933%	12/4/40	200	141
[7]	BP Capital Markets BV	1.467%	9/21/41	200	151
	BP Capital Markets plc	3.279%	9/19/27	23	23
[5,9]	Centrica plc	4.375%	3/13/29	400	505
[7]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	900	872
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	190
	HSBC Holdings plc	0.976%	5/24/25	500	468
	HSBC Holdings plc	2.999%	3/10/26	400	385
[5]	HSBC Holdings plc	2.099%	6/4/26	255	238
	HSBC Holdings plc	1.589%	5/24/27	210	187
[5]	HSBC Holdings plc	2.013%	9/22/28	300	261
[7]	HSBC Holdings plc	0.641%	9/24/29	400	358
	HSBC Holdings plc	6.500%	9/15/37	125	139
	HSBC Holdings plc	5.250%	3/14/44	200	194
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	9
[5,7]	Linde plc	1.000%	9/30/51	200	137
	Lloyds Banking Group plc	0.695%	5/11/24	405	393
[5]	Lloyds Banking Group plc	3.870%	7/9/25	275	272
[5,7]	National Grid plc	0.750%	9/1/33	1,200	985
	NatWest Group plc	3.875%	9/12/23	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NatWest Group plc	4.269%	3/22/25	270	268
[5]	NatWest Group plc	3.073%	5/22/28	225	208
	RELX Capital Inc.	3.000%	5/22/30	100	93
[4]	Rolls-Royce plc	5.750%	10/15/27	45	43
[9]	Rothesay Life plc	8.000%	10/30/25	600	794
[4]	Standard Chartered plc	1.319%	10/14/23	250	249
[9]	Utmost Group plc	4.000%	12/15/31	300	291
[5,7]	Vodafone Group plc	2.500%	5/24/39	400	374
	Vodafone Group plc	5.250%	5/30/48	270	269
	Vodafone Group plc	4.125%	6/4/81	115	93
					11,367
United States (45.4%)
	Abbott Laboratories	4.900%	11/30/46	125	138
	AbbVie Inc.	2.600%	11/21/24	125	122
	AbbVie Inc.	3.800%	3/15/25	20	20
	AbbVie Inc.	4.050%	11/21/39	838	789
	AbbVie Inc.	4.250%	11/21/49	155	145
	Activision Blizzard Inc.	2.500%	9/15/50	189	137
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	163
[5]	AdventHealth Obligated Group	2.795%	11/15/51	300	221
	AEP Transmission Co. LLC	4.250%	9/15/48	100	94
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	70	61
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	100	74
	Aflac Inc.	1.125%	3/15/26	55	50
	Aflac Inc.	4.750%	1/15/49	200	199
	Agree LP	2.000%	6/15/28	50	43
	Agree LP	2.600%	6/15/33	60	50
[5]	Air Lease Corp.	2.875%	1/15/26	125	117
[5]	Air Lease Corp.	3.750%	6/1/26	100	96
	Air Lease Corp.	3.125%	12/1/30	150	127
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	105
[5]	Alabama Power Co.	1.450%	9/15/30	200	169
	Alabama Power Co.	4.150%	8/15/44	50	47
	Albemarle Corp.	4.650%	6/1/27	50	50
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	93
[4]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	12	11
[5]	Allina Health System	3.887%	4/15/49	130	116
[4]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Ally Financial Inc.	1.450%	10/2/23	120	117
	Altria Group Inc.	4.400%	2/14/26	101	102
	Altria Group Inc.	4.800%	2/14/29	160	160
	Altria Group Inc.	3.400%	2/4/41	70	48
	Altria Group Inc.	5.375%	1/31/44	100	90
	Altria Group Inc.	5.950%	2/14/49	100	92
	Altria Group Inc.	4.450%	5/6/50	40	30
	Amazon.com Inc.	2.500%	6/3/50	115	86
	Amazon.com Inc.	3.950%	4/13/52	85	83
	Ameren Corp.	2.500%	9/15/24	100	97
	Ameren Corp.	1.950%	3/15/27	100	92
	Ameren Corp.	3.500%	1/15/31	120	114
	Ameren Illinois Co.	1.550%	11/15/30	70	60
	Ameren Illinois Co.	4.150%	3/15/46	75	71
[4]	American Airlines Inc.	11.750%	7/15/25	5	6
[4]	American Airlines Inc.	5.500%	4/20/26	25	25
[4]	American Airlines Inc.	5.750%	4/20/29	60	57
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	25	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	10	9
	American Electric Power Co. Inc.	2.031%	3/15/24	100	97
[10]	American Express Co.	3.950%	8/1/25	600	605
[10]	American Express Co.	4.420%	8/3/33	50	51
[5]	American Honda Finance Corp.	1.200%	7/8/25	66	62
	American International Group Inc.	4.800%	7/10/45	32	31
	American International Group Inc.	4.375%	6/30/50	105	99
[7]	American Medical Systems Europe BV	1.875%	3/8/34	500	478
	American Tower Corp.	3.375%	10/15/26	170	165
	American Tower Corp.	3.600%	1/15/28	100	96
	AmerisourceBergen Corp.	4.300%	12/15/47	200	190
	Amgen Inc.	2.200%	2/21/27	125	119
	Amgen Inc.	3.150%	2/21/40	155	130
	Amgen Inc.	5.150%	11/15/41	61	64
	Amgen Inc.	4.663%	6/15/51	70	70
	Amgen Inc.	2.770%	9/1/53	147	105
	Amgen Inc.	4.400%	2/22/62	140	131
[4]	Antero Resources Corp.	5.375%	3/1/30	31	30
	Aon Global Ltd.	4.600%	6/14/44	35	33
	Aon Global Ltd.	4.750%	5/15/45	70	67
[5,10]	Appalachian Power Co.	4.500%	8/1/32	410	413
[5]	Appalachian Power Co.	4.500%	3/1/49	30	28
	Apple Inc.	2.375%	2/8/41	175	141
	Apple Inc.	3.850%	8/4/46	196	188
	Apple Inc.	2.650%	5/11/50	70	55
	Apple Inc.	2.700%	8/5/51	225	177
[4]	Aramark Services Inc.	6.375%	5/1/25	10	10
[4]	Arconic Corp.	6.000%	5/15/25	7	7
[4]	Arconic Corp.	6.125%	2/15/28	15	15
[4]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	14
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	43
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	5	4
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	13
[7]	AT&T Inc.	1.800%	9/5/26	1,200	1,227
	AT&T Inc.	3.800%	2/15/27	140	140
	AT&T Inc.	4.350%	3/1/29	273	275
[5]	AT&T Inc.	4.300%	2/15/30	56	56
	AT&T Inc.	4.500%	5/15/35	130	129
	AT&T Inc.	4.900%	8/15/37	55	56
	AT&T Inc.	3.500%	9/15/53	235	186
	AT&T Inc.	3.550%	9/15/55	213	166
	AT&T Inc.	3.800%	12/1/57	111	90
	AT&T Inc.	3.650%	9/15/59	130	101
[4]	Athene Global Funding	0.950%	1/8/24	195	186
[5,7]	Athene Global Funding	1.125%	9/2/25	2,929	2,877
[4,10]	Avient Corp.	7.125%	8/1/30	15	15
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	20	19
	Ball Corp.	2.875%	8/15/30	22	19
	Ball Corp.	3.125%	9/15/31	15	13
[5]	Bank of America Corp.	3.864%	7/23/24	115	115
[5]	Bank of America Corp.	0.810%	10/24/24	285	273
[5]	Bank of America Corp.	4.000%	1/22/25	75	75
[5]	Bank of America Corp.	0.981%	9/25/25	570	532
[5]	Bank of America Corp.	3.366%	1/23/26	239	234
[5]	Bank of America Corp.	1.319%	6/19/26	135	124
	Bank of America Corp.	1.734%	7/22/27	365	331
	Bank of America Corp.	4.948%	7/22/28	140	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bank of America Corp.	3.419%	12/20/28	235	225
[5]	Bank of America Corp.	3.194%	7/23/30	165	152
[5]	Bank of America Corp.	2.496%	2/13/31	150	131
[5]	Bank of America Corp.	1.898%	7/23/31	115	95
[5,7]	Bank of America Corp.	0.654%	10/26/31	500	434
	Bank of America Corp.	2.687%	4/22/32	200	174
	Bank of America Corp.	5.015%	7/22/33	250	261
[5]	Bank of America Corp.	2.676%	6/19/41	170	129
	Bank of America Corp.	3.311%	4/22/42	60	50
[5]	Bank of America Corp.	4.875%	4/1/44	75	76
[5]	Bank of America Corp.	3.946%	1/23/49	35	32
[5]	Bank of America Corp.	4.083%	3/20/51	125	114
[5]	Bank of America Corp.	2.831%	10/24/51	70	51
	Bank of New York Mellon Corp.	4.414%	7/24/26	300	305
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	206
	Bath & Body Works Inc.	7.500%	6/15/29	15	15
[4]	Bausch Health Americas Inc.	9.250%	4/1/26	20	14
[4]	Bausch Health Cos. Inc.	5.250%	2/15/31	10	5
	Baxter International Inc.	3.132%	12/1/51	165	125
	Becton Dickinson & Co.	4.685%	12/15/44	40	40
	Becton Dickinson & Co.	4.669%	6/6/47	40	40
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	76
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	100	94
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	44
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	120	86
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	226
[4]	Berry Global Inc.	4.875%	7/15/26	28	27
[4]	Berry Global Inc.	5.625%	7/15/27	48	48
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	133
[4]	Big River Steel LLC	6.625%	1/31/29	22	23
[4]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	15	13
	Boeing Co.	2.800%	3/1/24	30	29
	Boeing Co.	4.875%	5/1/25	265	269
	Boeing Co.	2.750%	2/1/26	125	120
	Boeing Co.	2.250%	6/15/26	10	9
	Boeing Co.	5.150%	5/1/30	76	77
	Boeing Co.	3.550%	3/1/38	100	77
	Boeing Co.	5.705%	5/1/40	160	160
	Boeing Co.	5.805%	5/1/50	175	174
	Boeing Co.	5.930%	5/1/60	50	49
	Boston Properties LP	3.250%	1/30/31	300	266
	Boston Properties LP	2.450%	10/1/33	300	238
	Boyd Gaming Corp.	4.750%	12/1/27	30	29
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	120	118
	BP Capital Markets America Inc.	4.234%	11/6/28	300	308
	BP Capital Markets America Inc.	2.721%	1/12/32	110	100
	BP Capital Markets America Inc.	2.939%	6/4/51	120	91
	BP Capital Markets America Inc.	3.001%	3/17/52	50	39
	Bristol-Myers Squibb Co.	3.900%	2/20/28	35	36
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	13
	Bristol-Myers Squibb Co.	2.950%	3/15/32	150	144
	Bristol-Myers Squibb Co.	2.550%	11/13/50	70	52
[4]	Broadcom Inc.	1.950%	2/15/28	50	44
	Broadcom Inc.	5.000%	4/15/30	120	121
[4]	Broadcom Inc.	3.187%	11/15/36	145	116
[4]	Broadcom Inc.	3.500%	2/15/41	60	48
[4]	Broadcom Inc.	3.750%	2/15/51	80	63
	Brunswick Corp.	2.400%	8/18/31	65	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	375
[4]	Cable One Inc.	4.000%	11/15/30	30	27
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	17	17
[4]	Calpine Corp.	5.125%	3/15/28	25	24
	Camden Property Trust	3.350%	11/1/49	110	88
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	28
[4]	Cameron LNG LLC	3.701%	1/15/39	180	157
[5]	Capital One Bank USA NA	2.280%	1/28/26	300	287
	Capital One Financial Corp.	3.750%	3/9/27	275	271
	Capital One Financial Corp.	2.618%	11/2/32	175	144
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	20	19
[4]	Carnival Corp.	5.750%	3/1/27	45	36
[4]	Carnival Corp.	4.000%	8/1/28	25	22
	Carrier Global Corp.	2.700%	2/15/31	350	310
	Carrier Global Corp.	3.377%	4/5/40	100	83
	Cboe Global Markets Inc.	1.625%	12/15/30	92	77
[4]	CCO Holdings LLC	5.000%	2/1/28	20	19
[4]	CCO Holdings LLC	4.750%	3/1/30	45	41
[4]	Cedar Fair LP	5.500%	5/1/25	52	52
	Celanese US Holdings LLC	5.900%	7/5/24	180	181
	Celanese US Holdings LLC	6.165%	7/15/27	90	91
	Celanese US Holdings LLC	6.379%	7/15/32	80	82
	Centene Corp.	2.450%	7/15/28	145	130
	Centene Corp.	3.000%	10/15/30	28	25
	Centene Corp.	2.625%	8/1/31	60	51
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	70	63
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	88	83
	CenterPoint Energy Inc.	4.250%	11/1/28	21	21
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	169
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	169
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	46
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	25	24
	Charles Schwab Corp.	2.450%	3/3/27	130	124
	Charter Communications Operating LLC	4.200%	3/15/28	70	68
	Charter Communications Operating LLC	5.050%	3/30/29	80	80
	Charter Communications Operating LLC	3.500%	3/1/42	330	240
	Charter Communications Operating LLC	6.484%	10/23/45	85	86
	Charter Communications Operating LLC	5.375%	5/1/47	30	26
	Charter Communications Operating LLC	4.800%	3/1/50	100	82
[4]	Chemours Co.	4.625%	11/15/29	27	24
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	100	104
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	100	94
	Cheniere Energy Inc.	4.625%	10/15/28	25	24
	Cheniere Energy Partners LP	4.000%	3/1/31	25	23
	Cheniere Energy Partners LP	3.250%	1/31/32	10	9
	Chevron Corp.	2.236%	5/11/30	75	68
[4]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	275	271
	Chevron USA Inc.	3.250%	10/15/29	50	49
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	109
	Chubb INA Holdings Inc.	4.350%	11/3/45	82	80
[4]	Churchill Downs Inc.	5.500%	4/1/27	58	58
[4]	Churchill Downs Inc.	4.750%	1/15/28	41	39
	Cigna Corp.	1.250%	3/15/26	150	139
	Cigna Corp.	4.800%	8/15/38	155	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	3.400%	3/15/50	150	123
	Citigroup Inc.	0.981%	5/1/25	210	199
	Citigroup Inc.	4.140%	5/24/25	149	149
	Citigroup Inc.	3.200%	10/21/26	100	98
	Citigroup Inc.	4.300%	11/20/26	150	152
	Citigroup Inc.	4.450%	9/29/27	125	125
	Citigroup Inc.	4.658%	5/24/28	95	96
[5]	Citigroup Inc.	3.668%	7/24/28	415	401
[5]	Citigroup Inc.	2.976%	11/5/30	140	126
	Citigroup Inc.	2.561%	5/1/32	165	142
	Citigroup Inc.	4.910%	5/24/33	200	206
	Citigroup Inc.	4.650%	7/30/45	90	88
	Citigroup Inc.	4.650%	7/23/48	55	54
[5]	City of Hope	4.378%	8/15/48	80	76
[4]	Civitas Resources Inc.	5.000%	10/15/26	10	9
[4]	Clarios Global LP	6.750%	5/15/25	5	5
[4]	Clarios Global LP	8.500%	5/15/27	45	45
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/29	25	22
[4]	Clean Harbors Inc.	4.875%	7/15/27	30	30
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	15	15
	CME Group Inc.	2.650%	3/15/32	200	184
	CMS Energy Corp.	3.450%	8/15/27	260	254
	CMS Energy Corp.	4.875%	3/1/44	50	49
	CNH Industrial Capital LLC	1.950%	7/2/23	200	196
	Coca-Cola Co.	1.000%	3/15/28	150	134
	Coca-Cola Co.	3.000%	3/5/51	50	42
[4]	Cogent Communications Group Inc.	7.000%	6/15/27	15	15
[4]	Colgate Energy Partners III LLC	7.750%	2/15/26	10	10
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	25	23
	Comcast Corp.	3.150%	2/15/28	225	220
	Comcast Corp.	4.150%	10/15/28	70	72
	Comcast Corp.	2.650%	2/1/30	275	254
	Comcast Corp.	4.400%	8/15/35	90	92
	Comcast Corp.	3.250%	11/1/39	145	125
	Comcast Corp.	4.500%	1/15/43	140	133
	Comcast Corp.	4.700%	10/15/48	134	136
	Comcast Corp.	4.950%	10/15/58	65	68
	Comcast Corp.	2.650%	8/15/62	100	68
	Comcast Corp.	2.987%	11/1/63	250	180
[5]	CommonSpirit Health	4.350%	11/1/42	220	203
	Commonwealth Edison Co.	3.800%	10/1/42	115	105
[4]	CommScope Inc.	6.000%	3/1/26	8	8
[4]	CommScope Inc.	7.125%	7/1/28	21	17
[4]	Condor Merger Sub Inc.	7.375%	2/15/30	35	31
	ConocoPhillips Co.	2.400%	3/7/25	210	205
	ConocoPhillips Co.	6.950%	4/15/29	100	118
	ConocoPhillips Co.	4.300%	11/15/44	65	63
	ConocoPhillips Co.	3.800%	3/15/52	180	163
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	92
	Constellation Brands Inc.	2.250%	8/1/31	290	246
[4]	Continental Resources Inc.	2.268%	11/15/26	100	91
[4]	Continental Resources Inc.	2.875%	4/1/32	40	33
[4]	Corebridge Financial Inc.	3.500%	4/4/25	100	98
[4]	Corebridge Financial Inc.	3.650%	4/5/27	90	87
[4]	Corebridge Financial Inc.	3.850%	4/5/29	170	161
[4]	Corebridge Financial Inc.	3.900%	4/5/32	100	93
[4]	Corebridge Financial Inc.	4.350%	4/5/42	100	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Corebridge Financial Inc.	4.400%	4/5/52	150	129
	Corporate Office Properties LP	2.250%	3/15/26	175	160
	Corporate Office Properties LP	2.750%	4/15/31	105	86
[4]	Coterra Energy Inc.	3.900%	5/15/27	40	39
[4]	Coterra Energy Inc.	4.375%	3/15/29	130	130
[4]	Cox Communications Inc.	4.800%	2/1/35	100	99
	Crown Castle International Corp.	3.800%	2/15/28	68	66
	Crown Castle International Corp.	4.750%	5/15/47	125	117
	Crown Castle International Corp.	5.200%	2/15/49	85	85
[4]	CrownRock LP	5.625%	10/15/25	10	10
[4]	CrownRock LP	5.000%	5/1/29	10	9
[4]	CSC Holdings LLC	5.375%	2/1/28	40	38
[4]	CSC Holdings LLC	4.625%	12/1/30	16	12
[4]	CSC Holdings LLC	3.375%	2/15/31	10	8
	CSX Corp.	4.750%	11/15/48	190	195
	CubeSmart LP	2.250%	12/15/28	225	195
	CVS Health Corp.	4.780%	3/25/38	259	258
	CVS Health Corp.	4.125%	4/1/40	210	193
	CVS Health Corp.	5.125%	7/20/45	75	77
	Dana Inc.	4.500%	2/15/32	25	21
[4]	DaVita Inc.	3.750%	2/15/31	15	11
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
	DCP Midstream Operating LP	5.125%	5/15/29	21	21
	Dell International LLC	6.020%	6/15/26	80	85
	Dell International LLC	6.100%	7/15/27	120	129
	Dell International LLC	5.300%	10/1/29	278	282
	Dell International LLC	6.200%	7/15/30	125	134
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[4]	Delta Air Lines Inc.	7.000%	5/1/25	40	42
[4]	Delta Air Lines Inc.	4.500%	10/20/25	165	163
[4]	Delta Air Lines Inc.	4.750%	10/20/28	256	250
	Delta Air Lines Inc.	3.750%	10/28/29	15	13
	Devon Energy Corp.	5.850%	12/15/25	40	42
	Devon Energy Corp.	5.250%	10/15/27	29	29
	Devon Energy Corp.	5.875%	6/15/28	9	9
	Devon Energy Corp.	4.500%	1/15/30	81	79
	Devon Energy Corp.	5.600%	7/15/41	50	52
	Devon Energy Corp.	5.000%	6/15/45	30	29
	DH Europe Finance II Sarl	2.600%	11/15/29	125	116
	Diamondback Energy Inc.	3.125%	3/24/31	50	45
	Diamondback Energy Inc.	4.250%	3/15/52	100	86
[7]	Digital Euro Finco LLC	2.625%	4/15/24	1,155	1,188
[4]	Directv Financing LLC	5.875%	8/15/27	30	28
	Discovery Communications LLC	4.900%	3/11/26	82	84
	Discovery Communications LLC	6.350%	6/1/40	50	51
	Discovery Communications LLC	4.000%	9/15/55	62	45
[4]	DISH DBS Corp.	5.250%	12/1/26	15	13
[4]	DISH DBS Corp.	5.750%	12/1/28	10	8
	DISH DBS Corp.	5.125%	6/1/29	15	10
[5]	Dominion Energy Inc.	4.050%	9/15/42	170	151
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	237
	Dow Chemical Co.	2.100%	11/15/30	100	85
[7]	Dow Chemical Co.	1.875%	3/15/40	300	232
	Dow Chemical Co.	4.375%	11/15/42	180	166
[4]	DT Midstream Inc.	4.125%	6/15/29	26	24
[4]	DT Midstream Inc.	4.375%	6/15/31	20	18
	DTE Electric Co.	4.300%	7/1/44	120	116
	DTE Electric Co.	3.700%	6/1/46	75	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	DTE Energy Co.	1.050%	6/1/25	165	153
	Duke Energy Carolinas LLC	2.450%	2/1/30	20	18
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	41
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	22
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	121
[7]	Duke Energy Corp.	3.100%	6/15/28	1,033	1,095
[7]	Duke Energy Corp.	3.850%	6/15/34	300	326
	Duke Energy Corp.	3.500%	6/15/51	100	80
	Duke Energy Florida LLC	1.750%	6/15/30	50	43
	Duke Energy Florida LLC	3.400%	10/1/46	35	29
	Duke Energy Indiana LLC	2.750%	4/1/50	75	56
	Duke Energy Progress LLC	3.400%	4/1/32	100	97
	Duke Energy Progress LLC	4.100%	5/15/42	100	94
	Duke Energy Progress LLC	2.500%	8/15/50	170	122
	Duke Energy Progress LLC	4.000%	4/1/52	100	94
	DuPont de Nemours Inc.	5.319%	11/15/38	40	41
	DXC Technology Co.	1.800%	9/15/26	400	360
[4]	Element Solutions Inc.	3.875%	9/1/28	32	30
	Elevance Health Inc.	3.125%	5/15/50	190	151
	Eli Lilly & Co.	2.500%	9/15/60	100	73
	Emerson Electric Co.	2.200%	12/21/31	180	160
	Encompass Health Corp.	4.500%	2/1/28	36	33
[4]	Endeavor Energy Resources LP	5.750%	1/30/28	15	15
	Energy Transfer LP	4.500%	11/1/23	310	311
	Energy Transfer LP	4.250%	4/1/24	150	150
	Energy Transfer LP	4.950%	5/15/28	188	188
	Energy Transfer LP	3.750%	5/15/30	180	167
	Energy Transfer LP	6.050%	6/1/41	65	66
	Energy Transfer LP	6.500%	2/1/42	100	104
	Energy Transfer LP	5.300%	4/1/44	75	67
	Energy Transfer LP	6.250%	4/15/49	70	71
[4]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	14
	Enstar Group Ltd.	4.950%	6/1/29	140	135
[4]	Entegris Escrow Corp.	4.750%	4/15/29	190	183
[4]	Entegris Escrow Corp.	5.950%	6/15/30	45	45
	Entergy Arkansas LLC	2.650%	6/15/51	100	73
	Entergy Corp.	2.800%	6/15/30	90	80
	Entergy Louisiana LLC	3.250%	4/1/28	300	289
	Enterprise Products Operating LLC	4.850%	3/15/44	215	207
	Enterprise Products Operating LLC	4.900%	5/15/46	30	29
	Enterprise Products Operating LLC	4.250%	2/15/48	50	45
	Enterprise Products Operating LLC	3.700%	1/31/51	70	58
	EOG Resources Inc.	3.900%	4/1/35	20	19
[4]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[4]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	14
[4]	EQM Midstream Partners LP	7.500%	6/1/30	10	10
[4]	EQT Corp.	3.125%	5/15/26	7	7
	EQT Corp.	3.900%	10/1/27	96	93
	EQT Corp.	5.000%	1/15/29	25	25
[4]	EQT Corp.	3.625%	5/15/31	55	50
	Equitable Holdings Inc.	5.000%	4/20/48	115	112
	Essex Portfolio LP	4.500%	3/15/48	60	55
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	75
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	121
	Eversource Energy	4.200%	6/27/24	163	165
[5]	Eversource Energy	1.400%	8/15/26	300	272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	2.900%	3/1/27	240	231
	Exelon Corp.	3.400%	4/15/26	40	40
[4]	Exelon Corp.	3.350%	3/15/32	200	188
	Exelon Corp.	4.450%	4/15/46	165	156
[4]	Exelon Corp.	4.100%	3/15/52	100	91
	Expedia Group Inc.	2.950%	3/15/31	139	115
	Exxon Mobil Corp.	3.482%	3/19/30	445	442
	Exxon Mobil Corp.	4.227%	3/19/40	155	154
	Exxon Mobil Corp.	4.114%	3/1/46	55	53
	FedEx Corp.	3.875%	8/1/42	30	26
[5]	FirstEnergy Corp.	4.400%	7/15/27	25	25
	FirstEnergy Corp.	2.650%	3/1/30	165	145
[5]	FirstEnergy Corp.	2.250%	9/1/30	60	51
[5]	FirstEnergy Corp.	3.400%	3/1/50	10	7
	Florida Power & Light Co.	5.625%	4/1/34	100	115
	Florida Power & Light Co.	3.800%	12/15/42	150	140
	FMC Corp.	4.100%	2/1/24	200	201
	FMC Corp.	4.500%	10/1/49	30	26
	Ford Motor Credit Co. LLC	2.700%	8/10/26	20	18
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	44
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	20
	Ford Motor Credit Co. LLC	2.900%	2/10/29	40	34
	Ford Motor Credit Co. LLC	4.000%	11/13/30	10	9
	Ford Motor Credit Co. LLC	3.625%	6/17/31	45	38
	Fox Corp.	5.476%	1/25/39	150	153
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	59
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	29
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	49
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	38
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	9
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	7
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	15
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	30	25
[4]	Frontier Communications Holdings LLC	8.750%	5/15/30	7	7
	FS KKR Capital Corp.	3.400%	1/15/26	220	201
	GATX Corp.	3.500%	6/1/32	100	90
	General Dynamics Corp.	3.250%	4/1/25	40	40
	General Dynamics Corp.	4.250%	4/1/40	95	96
[5]	General Electric Co.	6.750%	3/15/32	61	71
	General Mills Inc.	4.150%	2/15/43	70	64
	General Motors Co.	5.400%	10/2/23	146	149
	General Motors Co.	6.125%	10/1/25	150	158
	General Motors Co.	5.200%	4/1/45	88	77
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	394
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	129
	General Motors Financial Co. Inc.	1.250%	1/8/26	200	180
	Genuine Parts Co.	1.750%	2/1/25	59	56
[4]	Georgia-Pacific LLC	1.750%	9/30/25	245	231
	Gilead Sciences Inc.	4.150%	3/1/47	190	175
	Global Payments Inc.	1.500%	11/15/24	120	113
	Goldman Sachs Group Inc.	1.757%	1/24/25	165	159
[5,9]	Goldman Sachs Group Inc.	1.000%	12/16/25	2,350	2,681
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	240
	Goldman Sachs Group Inc.	2.640%	2/24/28	170	158
[5,9]	Goldman Sachs Group Inc.	7.250%	4/10/28	700	1,008
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.992%	1/27/32	180	148
	Goldman Sachs Group Inc.	2.650%	10/21/32	150	130
[5,7]	Goldman Sachs Group Inc.	1.000%	3/18/33	500	414
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	85	81
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	81
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	84
[5,6,8]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	2.250%	5/2/24	300	211
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	12	11
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	15	13
[4]	Graphic Packaging International LLC	3.500%	3/15/28	5	5
[4]	Graphic Packaging International LLC	3.500%	3/1/29	7	6
[5,7]	GSK Consumer Healthcare Capital NL BV	1.250%	3/29/26	433	438
[4]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	190	184
[4]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	160	146
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	320	292
	HCA Inc.	5.250%	6/15/49	255	239
	Helmerich & Payne Inc.	2.900%	9/29/31	130	115
[4]	Hess Midstream Operations LP	5.500%	10/15/30	6	6
[4]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	10
	Home Depot Inc.	2.950%	6/15/29	85	82
	Home Depot Inc.	2.700%	4/15/30	15	14
	Home Depot Inc.	4.250%	4/1/46	30	30
	Home Depot Inc.	3.900%	6/15/47	125	117
	Home Depot Inc.	4.500%	12/6/48	75	77
	Home Depot Inc.	2.750%	9/15/51	200	155
	Home Depot Inc.	3.500%	9/15/56	70	61
	Honeywell International Inc.	5.700%	3/15/37	430	512
	Hormel Foods Corp.	1.700%	6/3/28	50	46
	Hormel Foods Corp.	1.800%	6/11/30	10	9
	HP Inc.	4.000%	4/15/29	220	213
	HP Inc.	2.650%	6/17/31	86	71
	HP Inc.	4.200%	4/15/32	160	149
[4]	Ingevity Corp.	3.875%	11/1/28	15	13
	Intel Corp.	2.000%	8/12/31	250	219
	Intel Corp.	3.050%	8/12/51	200	154
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	72
	Intercontinental Exchange Inc.	5.200%	6/15/62	55	57
	International Business Machines Corp.	3.300%	5/15/26	160	159
[4]	International Game Technology plc	4.125%	4/15/26	5	5
[4]	International Game Technology plc	6.250%	1/15/27	3	3
	International Paper Co.	4.800%	6/15/44	45	43
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	76
	Invesco Finance plc	5.375%	11/30/43	55	56
	ITC Holdings Corp.	3.350%	11/15/27	150	145
[4]	ITC Holdings Corp.	2.950%	5/14/30	150	136
[4]	JBS USA LUX SA	5.750%	4/1/33	417	413
[5]	John Deere Capital Corp.	2.125%	3/7/25	70	68
	John Deere Capital Corp.	3.400%	6/6/25	130	131
	John Deere Capital Corp.	3.900%	6/7/32	45	46
	Johnson & Johnson	2.450%	9/1/60	100	72
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	270	271
	JPMorgan Chase & Co.	4.080%	4/26/26	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.578%	4/22/27	100	91
	JPMorgan Chase & Co.	4.323%	4/26/28	270	271
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	399	387
	JPMorgan Chase & Co.	4.851%	7/25/28	140	144
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	50	48
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	212	208
	JPMorgan Chase & Co.	2.580%	4/22/32	300	260
	JPMorgan Chase & Co.	2.963%	1/25/33	120	107
	JPMorgan Chase & Co.	4.586%	4/26/33	100	101
	JPMorgan Chase & Co.	4.912%	7/25/33	110	115
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	130	121
	JPMorgan Chase & Co.	2.525%	11/19/41	190	141
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	70	63
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	70	53
	JPMorgan Chase & Co.	3.328%	4/22/52	290	231
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	20	16
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	344
	KB Home	7.250%	7/15/30	20	20
	Kellogg Co.	4.500%	4/1/46	115	109
	Keurig Dr Pepper Inc.	4.500%	11/15/45	160	150
	Kimco Realty Corp.	4.250%	4/1/45	75	65
	Kimco Realty Corp.	3.700%	10/1/49	70	56
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	402
	KLA Corp.	4.650%	7/15/32	170	182
	KLA Corp.	5.000%	3/15/49	116	124
	Kraft Heinz Foods Co.	3.875%	5/15/27	236	235
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	77
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	25
	Kroger Co.	2.200%	5/1/30	100	88
	Kroger Co.	3.875%	10/15/46	125	109
	Kroger Co.	4.450%	2/1/47	152	145
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	210	212
	L3Harris Technologies Inc.	5.054%	4/27/45	30	30
[4]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	5	5
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	15	13
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	31	30
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	5	5
[4]	Level 3 Financing Inc.	4.625%	9/15/27	42	39
[4]	Level 3 Financing Inc.	3.625%	1/15/29	20	17
[4]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[4]	Lithia Motors Inc.	3.875%	6/1/29	52	47
[4]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	32
[4]	Live Nation Entertainment Inc.	4.750%	10/15/27	15	14
	Lockheed Martin Corp.	4.500%	5/15/36	405	427
	Lockheed Martin Corp.	4.700%	5/15/46	70	73
	Lockheed Martin Corp.	4.300%	6/15/62	230	228
	Lowe's Cos. Inc.	3.100%	5/3/27	305	299
	Lowe's Cos. Inc.	1.300%	4/15/28	100	88
	Lowe's Cos. Inc.	1.700%	9/15/28	90	80
	Lowe's Cos. Inc.	4.450%	4/1/62	105	95
	LYB International Finance III LLC	3.375%	10/1/40	50	40
[4]	Magallanes Inc.	3.428%	3/15/24	80	79
[4]	Magallanes Inc.	3.755%	3/15/27	180	173
[4]	Magallanes Inc.	5.050%	3/15/42	34	30
[4]	Magallanes Inc.	5.141%	3/15/52	130	114
[4]	Magallanes Inc.	5.391%	3/15/62	140	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Marriott International Inc.	4.625%	6/15/30	300	294
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	112
[4]	Mattel Inc.	3.375%	4/1/26	10	9
[4]	Mattel Inc.	5.875%	12/15/27	10	10
[4]	Medline Borrower LP	3.875%	4/1/29	10	9
	Merck & Co. Inc.	1.700%	6/10/27	125	117
	Merck & Co. Inc.	1.900%	12/10/28	5	5
	Merck & Co. Inc.	3.400%	3/7/29	40	40
	Merck & Co. Inc.	2.150%	12/10/31	400	358
[4]	Meritage Homes Corp.	3.875%	4/15/29	60	54
	MetLife Inc.	4.125%	8/13/42	75	70
	MetLife Inc.	4.875%	11/13/43	75	77
	MetLife Inc.	5.000%	7/15/52	115	122
	Microsoft Corp.	2.921%	3/17/52	350	295
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	14
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	467	472
[4]	MIWD Holdco II LLC	5.500%	2/1/30	10	8
	Mondelez International Inc.	1.500%	2/4/31	200	164
[5]	Morgan Stanley	2.720%	7/22/25	480	468
[5]	Morgan Stanley	2.188%	4/28/26	170	162
	Morgan Stanley	4.679%	7/17/26	100	102
	Morgan Stanley	3.950%	4/23/27	270	267
	Morgan Stanley	1.593%	5/4/27	195	178
	Morgan Stanley	2.475%	1/21/28	200	186
[5]	Morgan Stanley	3.591%	7/22/28	275	266
[5]	Morgan Stanley	2.699%	1/22/31	135	121
	Morgan Stanley	4.889%	7/20/33	70	73
[5]	Morgan Stanley	3.971%	7/22/38	90	85
[5]	Morgan Stanley	4.457%	4/22/39	75	73
	Morgan Stanley	3.217%	4/22/42	135	112
	Morgan Stanley	4.300%	1/27/45	30	28
[5]	Morgan Stanley	2.802%	1/25/52	90	65
	Mosaic Co.	4.875%	11/15/41	30	28
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	167
	MPLX LP	1.750%	3/1/26	150	138
	MPLX LP	4.500%	4/15/38	120	111
	MPLX LP	4.950%	3/14/52	50	45
	MPT Operating Partnership LP	3.500%	3/15/31	25	22
[4]	MSCI Inc.	3.625%	9/1/30	15	14
[4]	Mueller Water Products Inc.	4.000%	6/15/29	42	38
	Nasdaq Inc.	2.500%	12/21/40	100	73
	Nasdaq Inc.	3.950%	3/7/52	30	26
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	54
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	110
[4]	NCL Corp. Ltd.	5.875%	2/15/27	14	13
[4]	NCL Corp. Ltd.	7.750%	2/15/29	10	8
[4]	Nestle Holdings Inc.	1.000%	9/15/27	325	291
[5,9]	Nestle Holdings Inc.	1.375%	6/23/33	500	520
[4]	Nestle Holdings Inc.	4.000%	9/24/48	150	146
[4]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	175	174
	Netflix Inc.	5.875%	11/15/28	40	41
	Netflix Inc.	6.375%	5/15/29	90	96
	Newmont Corp.	2.800%	10/1/29	130	117
	Newmont Corp.	2.250%	10/1/30	160	137
[4]	News Corp.	3.875%	5/15/29	33	30
[4]	News Corp.	5.125%	2/15/32	10	10
[4]	Nexstar Media Inc.	5.625%	7/15/27	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Nexstar Media Inc.	4.750%	11/1/28	22	21
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	106
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	250	268
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	25	25
[4]	Nielsen Finance LLC	5.625%	10/1/28	11	11
	NiSource Inc.	0.950%	8/15/25	150	137
	NiSource Inc.	3.950%	3/30/48	50	43
	Norfolk Southern Corp.	3.050%	5/15/50	120	94
	Northern States Power Co.	6.250%	6/1/36	144	173
	Northrop Grumman Corp.	5.250%	5/1/50	125	138
[4]	Novelis Corp.	4.750%	1/30/30	15	14
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	3.125%	4/1/32	155	140
	Nucor Corp.	4.400%	5/1/48	70	65
	Nucor Corp.	3.850%	4/1/52	50	43
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	19
	NVIDIA Corp.	3.500%	4/1/40	100	92
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	45	49
	Occidental Petroleum Corp.	6.125%	1/1/31	10	11
	Occidental Petroleum Corp.	7.500%	5/1/31	30	35
	Omega Healthcare Investors Inc.	3.375%	2/1/31	155	129
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	110
	OneMain Finance Corp.	3.500%	1/15/27	15	13
	ONEOK Inc.	4.000%	7/13/27	100	98
	ONEOK Inc.	3.400%	9/1/29	90	82
	ONEOK Inc.	4.950%	7/13/47	50	44
	ONEOK Partners LP	6.125%	2/1/41	135	134
	Oracle Corp.	2.400%	9/15/23	340	336
	Oracle Corp.	2.500%	4/1/25	520	503
	Oracle Corp.	2.800%	4/1/27	200	188
	Oracle Corp.	2.300%	3/25/28	61	55
	Oracle Corp.	2.950%	4/1/30	40	35
	Oracle Corp.	2.875%	3/25/31	100	86
	Oracle Corp.	3.600%	4/1/40	175	136
	Oracle Corp.	3.650%	3/25/41	150	117
	Oracle Corp.	3.950%	3/25/51	115	89
	Oracle Corp.	4.375%	5/15/55	100	80
[4]	Organon & Co.	4.125%	4/30/28	50	47
	Ovintiv Exploration Inc.	5.375%	1/1/26	240	245
	PACCAR Financial Corp.	2.850%	4/7/25	1,050	1,040
	Pacific Gas & Electric Co.	3.150%	1/1/26	150	140
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	88
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	112
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	82
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	71
	PacifiCorp	4.150%	2/15/50	200	189
	Packaging Corp. of America	3.400%	12/15/27	20	19
	Packaging Corp. of America	4.050%	12/15/49	50	43
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	12	11
	Paramount Global	4.750%	5/15/25	158	161
	Paramount Global	4.200%	6/1/29	60	58
	Paramount Global	6.875%	4/30/36	136	147
	Paramount Global	4.375%	3/15/43	275	221
	Parker-Hannifin Corp.	3.650%	6/15/24	260	260
	PayPal Holdings Inc.	3.900%	6/1/27	50	51
	PECO Energy Co.	4.150%	10/1/44	130	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Penn National Gaming Inc.	5.625%	1/15/27	5	5
	PepsiCo Inc.	3.600%	2/18/28	75	76
	PepsiCo Inc.	2.625%	7/29/29	305	292
	PepsiCo Inc.	3.900%	7/18/32	45	46
[9]	PepsiCo Inc.	3.550%	7/22/34	500	629
	PepsiCo Inc.	3.450%	10/6/46	75	69
	PepsiCo Inc.	4.200%	7/18/52	25	26
[4]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[4]	Performance Food Group Inc.	5.500%	10/15/27	24	24
	Pfizer Inc.	2.625%	4/1/30	75	71
	Pfizer Inc.	1.750%	8/18/31	30	26
	Pfizer Inc.	2.550%	5/28/40	225	185
[7]	Philip Morris International Inc.	2.000%	5/9/36	250	190
	Philip Morris International Inc.	4.250%	11/10/44	165	137
	Phillips 66	3.900%	3/15/28	34	34
	Phillips 66	4.650%	11/15/34	80	82
[4]	Phillips 66 Co.	3.150%	12/15/29	207	191
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	127
	Plains All American Pipeline LP	4.900%	2/15/45	30	25
[7]	PPG Industries Inc.	2.750%	6/1/29	800	820
	Progressive Corp.	2.500%	3/15/27	100	96
	Prudential Financial Inc.	3.935%	12/7/49	260	233
[5]	Prudential Financial Inc.	4.350%	2/25/50	65	62
[5]	Prudential Financial Inc.	3.700%	3/13/51	70	60
[5]	Public Service Co. of Colorado	6.250%	9/1/37	60	73
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	87
	Public Storage	1.950%	11/9/28	200	179
	Raytheon Technologies Corp.	4.625%	11/16/48	160	162
	Realty Income Corp.	2.200%	6/15/28	160	145
	Republic Services Inc.	1.750%	2/15/32	58	48
	Rockwell Automation Inc.	2.800%	8/15/61	100	69
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	10	9
[4]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	3	3
	RPM International Inc.	4.550%	3/1/29	115	113
[4]	S&P Global Inc.	2.900%	3/1/32	110	102
[4]	S&P Global Inc.	3.700%	3/1/52	45	41
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	115
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	108
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	248
	Sabra Health Care LP	5.125%	8/15/26	610	599
[4]	Sabre GLBL Inc.	7.375%	9/1/25	11	11
	Salesforce Inc.	2.700%	7/15/41	400	329
	SBA Communications Corp.	3.125%	2/1/29	32	28
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	33
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	15	13
[4]	Scripps Escrow Inc.	5.875%	7/15/27	15	14
	Sempra Energy	3.300%	4/1/25	150	148
	Sempra Energy	3.700%	4/1/29	200	195
	Sherwin-Williams Co.	4.500%	6/1/47	80	74
	Simon Property Group LP	3.500%	9/1/25	270	268
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	5	5
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	Skyworks Solutions Inc.	1.800%	6/1/26	60	54
	Skyworks Solutions Inc.	3.000%	6/1/31	230	194
[5]	Southern California Edison Co.	4.200%	3/1/29	100	100
	Southern California Edison Co.	4.500%	9/1/40	50	46
[5]	Southern California Edison Co.	3.900%	3/15/43	50	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	4.000%	4/1/47	50	42
	Southern California Edison Co.	3.450%	2/1/52	50	40
[5]	Southern California Gas Co.	2.550%	2/1/30	200	185
	Southern California Gas Co.	3.750%	9/15/42	50	43
	Southern Co.	4.475%	8/1/24	520	525
[5]	Southern Co.	3.700%	4/30/30	30	29
	Southern Co.	4.400%	7/1/46	30	28
	Southwest Airlines Co.	5.250%	5/4/25	70	72
	Southwest Airlines Co.	5.125%	6/15/27	80	83
	Southwest Airlines Co.	2.625%	2/10/30	250	217
	Sprint Corp.	7.125%	6/15/24	50	52
	Sprint Corp.	7.625%	3/1/26	40	44
[4]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	111
	Starbucks Corp.	3.500%	11/15/50	125	103
	Steel Dynamics Inc.	2.400%	6/15/25	35	34
	Steel Dynamics Inc.	3.450%	4/15/30	100	91
	Sun Communities Operating LP	2.300%	11/1/28	200	175
	SVB Financial Group	2.100%	5/15/28	230	200
	Synchrony Financial	3.950%	12/1/27	270	254
	Take-Two Interactive Software Inc.	4.000%	4/14/32	125	122
	Tampa Electric Co.	3.875%	7/12/24	70	70
[4]	Tap Rock Resources LLC	7.000%	10/1/26	20	19
	Targa Resources Partners LP	6.500%	7/15/27	50	51
	Targa Resources Partners LP	5.000%	1/15/28	50	49
	Targa Resources Partners LP	6.875%	1/15/29	30	31
	Targa Resources Partners LP	4.875%	2/1/31	50	47
	Teledyne Technologies Inc.	2.750%	4/1/31	400	343
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	40	39
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
[4]	Tenet Healthcare Corp.	6.125%	10/1/28	15	15
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	46
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	89
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	141
	Time Warner Cable LLC	5.875%	11/15/40	225	215
	Time Warner Cable LLC	4.500%	9/15/42	55	44
	TJX Cos. Inc.	2.250%	9/15/26	200	193
	T-Mobile USA Inc.	2.625%	2/15/29	290	259
	T-Mobile USA Inc.	3.375%	4/15/29	245	229
	T-Mobile USA Inc.	3.875%	4/15/30	170	163
	T-Mobile USA Inc.	2.875%	2/15/31	55	49
	T-Mobile USA Inc.	3.000%	2/15/41	45	35
	T-Mobile USA Inc.	3.600%	11/15/60	255	195
	Toll Brothers Finance Corp.	4.350%	2/15/28	227	216
	Toll Brothers Finance Corp.	3.800%	11/1/29	130	117
[4]	TopBuild Corp.	3.625%	3/15/29	5	5
[4]	TopBuild Corp.	4.125%	2/15/32	25	22
	Toyota Motor Credit Corp.	3.950%	6/30/25	960	975
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	253
	Toyota Motor Credit Corp.	3.050%	3/22/27	300	296
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	83
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	37
[4]	TransDigm Inc.	8.000%	12/15/25	30	31
[4]	TransDigm Inc.	6.250%	3/15/26	49	49
	TransDigm Inc.	5.500%	11/15/27	37	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransDigm Inc.	4.875%	5/1/29	35	31
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	164
[5]	UDR Inc.	2.950%	9/1/26	15	14
	Union Electric Co.	4.000%	4/1/48	65	59
	Union Electric Co.	3.250%	10/1/49	75	61
	Union Electric Co.	3.900%	4/1/52	150	139
	Union Pacific Corp.	3.950%	9/10/28	150	153
	Union Pacific Corp.	3.250%	2/5/50	107	89
	Union Pacific Corp.	3.839%	3/20/60	35	31
	Union Pacific Corp.	3.850%	2/14/72	120	104
[4]	United Airlines Inc.	4.375%	4/15/26	42	40
[4]	United Airlines Inc.	4.625%	4/15/29	35	32
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	49	49
	United Parcel Service Inc.	6.200%	1/15/38	260	318
	United Parcel Service Inc.	5.300%	4/1/50	60	70
	United States Steel Corp.	6.875%	3/1/29	14	13
	UnitedHealth Group Inc.	2.750%	5/15/40	100	82
	UnitedHealth Group Inc.	4.375%	3/15/42	215	216
	UnitedHealth Group Inc.	3.250%	5/15/51	100	84
[4]	Uniti Group LP	7.875%	2/15/25	12	12
[4]	Univision Communications Inc.	7.375%	6/30/30	5	5
	US Bancorp	4.548%	7/22/28	500	513
	US Bancorp	4.967%	7/22/33	325	338
[4]	Vail Resorts Inc.	6.250%	5/15/25	66	67
	Valero Energy Corp.	4.350%	6/1/28	70	70
	Valero Energy Corp.	3.650%	12/1/51	200	159
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	19
	Verisk Analytics Inc.	5.500%	6/15/45	100	105
	Verizon Communications Inc.	2.100%	3/22/28	250	229
	Verizon Communications Inc.	4.400%	11/1/34	140	140
[9]	Verizon Communications Inc.	1.875%	11/3/38	200	184
	Verizon Communications Inc.	4.812%	3/15/39	150	154
	Verizon Communications Inc.	2.650%	11/20/40	75	58
	Verizon Communications Inc.	3.850%	11/1/42	145	130
	Verizon Communications Inc.	4.862%	8/21/46	250	258
	Verizon Communications Inc.	3.875%	3/1/52	150	132
	Verizon Communications Inc.	3.000%	11/20/60	70	50
	Verizon Communications Inc.	3.700%	3/22/61	105	86
[4]	Vertiv Group Corp.	4.125%	11/15/28	10	9
[4]	VICI Properties LP	5.625%	5/1/24	8	8
[4]	VICI Properties LP	4.625%	6/15/25	35	34
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	75	75
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	240	234
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	50	47
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	20	20
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
	VMware Inc.	1.800%	8/15/28	190	163
	VMware Inc.	4.700%	5/15/30	130	128
	Walmart Inc.	1.500%	9/22/28	90	82
	Walmart Inc.	3.950%	6/28/38	415	419
	Walt Disney Co.	6.650%	11/15/37	70	88
	Walt Disney Co.	3.500%	5/13/40	125	112
	Walt Disney Co.	2.750%	9/1/49	45	34
	Walt Disney Co.	3.600%	1/13/51	45	40
	WEC Energy Group Inc.	1.800%	10/15/30	150	126
[5,7]	Wells Fargo & Co.	2.125%	6/4/24	1,600	1,648
[5]	Wells Fargo & Co.	2.164%	2/11/26	450	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo & Co.	2.188%	4/30/26	475	451
[5]	Wells Fargo & Co.	3.196%	6/17/27	100	96
[5]	Wells Fargo & Co.	4.808%	7/25/28	140	143
[5]	Wells Fargo & Co.	2.879%	10/30/30	270	245
[5]	Wells Fargo & Co.	4.897%	7/25/33	150	155
[5]	Wells Fargo & Co.	3.068%	4/30/41	320	259
	Wells Fargo & Co.	5.375%	11/2/43	90	92
[5]	Wells Fargo & Co.	4.650%	11/4/44	75	71
[5]	Wells Fargo & Co.	4.400%	6/14/46	60	54
[5]	Wells Fargo & Co.	5.013%	4/4/51	80	83
[5]	Wells Fargo & Co.	4.611%	4/25/53	150	147
[5,9]	Wells Fargo Bank NA	5.250%	8/1/23	2,000	2,476
	Welltower Inc.	4.250%	4/1/26	50	50
[4]	WESCO Distribution Inc.	7.250%	6/15/28	31	32
	Western Midstream Operating LP	4.500%	3/1/28	49	48
	Western Midstream Operating LP	4.750%	8/15/28	100	98
	Western Midstream Operating LP	4.300%	2/1/30	40	37
	Westlake Corp.	3.125%	8/15/51	150	108
	Weyerhaeuser Co.	4.000%	11/15/29	131	128
	Weyerhaeuser Co.	3.375%	3/9/33	130	119
	Williams Cos. Inc.	6.300%	4/15/40	65	71
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	9	8
	Willis North America Inc.	4.500%	9/15/28	75	75
	Willis North America Inc.	2.950%	9/15/29	85	76
	Willis North America Inc.	3.875%	9/15/49	70	56
[4]	WMG Acquisition Corp.	3.750%	12/1/29	70	64
	Workday Inc.	3.700%	4/1/29	140	135
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	28
[4]	Wynn Resorts Finance LLC	7.750%	4/15/25	15	15
	Xcel Energy Inc.	2.350%	11/15/31	160	138
	Xcel Energy Inc.	4.600%	6/1/32	300	311
	Xcel Energy Inc.	3.500%	12/1/49	150	125
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	27	24
	Zoetis Inc.	4.700%	2/1/43	129	130
	Zoetis Inc.	3.950%	9/12/47	70	64
					111,088
Total Corporate Bonds (Cost $193,394)					175,832
Floating Rate Loan Interests (0.1%)
Ireland (0.0%)
[8]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	4.250%	11/5/28	85	83
United States (0.1%)
[8]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	7.460%	4/20/28	5	5
[8]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	7.174%	2/1/27	30	25
[8]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	6.610%	7/6/29	10	10
[8]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	7.372%	8/2/27	10	9
[8]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	6.154%	7/21/28	20	19
[8]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	6.154%	7/21/28	2	2
[8]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 4.000%	5.699%	3/1/29	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	5.622%	10/23/28	10	9
[8]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	4.677%	3/22/29	5	5
[8]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	4.677%	3/22/29	8	8
					102
Total Floating Rate Loan Interests (Cost $192)					185
Sovereign Bonds (17.7%)
Azerbaijan (0.2%)
[5]	Republic of Azerbaijan	4.750%	3/18/24	600	605
Bermuda (0.4%)
[4,5]	Bermuda Government International Bond	5.000%	7/15/32	900	933
Canada (1.2%)
[11]	Canadian Government Bond	1.000%	9/1/22	1,400	1,092
[11]	Canadian Government Bond	4.000%	6/1/41	385	353
[11]	Canadian Government Bond	2.750%	12/1/48	300	232
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	791
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	350
					2,818
Chile (0.8%)
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	233
	Republic of Chile	3.125%	1/21/26	980	957
[5]	Republic of Chile	2.750%	1/31/27	474	453
[5]	Republic of Chile	4.340%	3/7/42	250	230
					1,873
Colombia (0.5%)
[5]	Republic of Colombia	4.500%	1/28/26	1,215	1,166
Croatia (0.7%)
[5]	Republic of Croatia	5.500%	4/4/23	460	465
[7]	Republic of Croatia	2.750%	1/27/30	900	925
[7]	Republic of Croatia	1.500%	6/17/31	350	321
					1,711
Dominican Republic (0.3%)
[4,5]	Dominican Republic	5.500%	2/22/29	655	609
[4,5]	Dominican Republic	6.000%	2/22/33	265	240
					849
El Salvador (0.1%)
[5]	Republic of El Salvador	8.625%	2/28/29	300	112
[5]	Republic of El Salvador	9.500%	7/15/52	200	71
					183
Germany (7.5%)
[7]	Federal Republic of Germany	0.000%	12/15/23	3,600	3,679
[7]	Federal Republic of Germany	0.000%	3/15/24	449	458
[5,7]	Federal Republic of Germany	0.000%	4/11/25	4,121	4,184
[5,7]	Federal Republic of Germany	0.000%	10/10/25	2,000	2,028
[5,7]	Federal Republic of Germany	0.000%	10/9/26	400	402
[5,7]	Federal Republic of Germany	0.000%	4/16/27	506	507
[7]	Federal Republic of Germany	0.500%	2/15/28	1,000	1,022
[7]	Federal Republic of Germany	0.000%	11/15/28	2,073	2,049
[7]	Federal Republic of Germany	0.250%	2/15/29	1,840	1,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Federal Republic of Germany	0.000%	2/15/32	430	410
[7]	Federal Republic of Germany	0.000%	5/15/36	299	267
[7]	Federal Republic of Germany	1.000%	5/15/38	355	361
[7]	Federal Republic of Germany	2.500%	8/15/46	600	805
[7]	Federal Republic of Germany	0.000%	8/15/52	599	449
					18,466
Hungary (0.2%)
[7]	Republic of Hungary	1.625%	4/28/32	700	575
Indonesia (0.4%)
[4,5]	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	460	476
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	195
[4,5,7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	288
					959
Israel (0.1%)
	State of Israel	4.500%	4/3/20	325	301
Japan (0.3%)
[5,13]	Japan	0.100%	6/20/24	65,000	489
[5,13]	Japan	0.100%	12/20/26	30,000	227
[5,13]	Japan	0.100%	6/20/29	10,000	75
[5,13]	Japan	1.700%	9/20/33	6,000	52
					843
Kazakhstan (0.1%)
[5]	Republic of Kazakhstan	4.875%	10/14/44	370	314
Mexico (0.7%)
[5]	Comision Federal de Electricidad	4.688%	5/15/29	200	184
	Petroleos Mexicanos	6.750%	9/21/47	1,262	856
[5,14]	United Mexican States	10.000%	11/20/36	12,000	653
					1,693
Nigeria (0.1%)
[4,5]	Federal Republic of Nigeria	8.250%	9/28/51	280	178
Panama (0.4%)
[5]	Republic of Panama	3.362%	6/30/31	702	605
[5]	Republic of Panama	3.870%	7/23/60	200	146
[5]	Republic of Panama	4.500%	1/19/63	424	334
					1,085
Peru (0.5%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	350	246
[5]	Republic of Peru	2.392%	1/23/26	700	664
[5]	Republic of Peru	2.783%	1/23/31	275	243
					1,153
Philippines (0.2%)
[7]	Republic of the Philippines	1.750%	4/28/41	786	567
Republic of North Macedonia (0.1%)
[5,7]	Republic of North Macedonia	2.750%	1/18/25	100	95
[4,5,7]	Republic of North Macedonia	1.625%	3/10/28	107	86
					181
Romania (0.9%)
[4,5]	Republic of Romania	5.250%	11/25/27	764	757
[4,5,7]	Republic of Romania	1.750%	7/13/30	830	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Republic of Romania	1.750%	7/13/30	250	191
[4,5]	Republic of Romania	6.000%	5/25/34	551	534
					2,116
Serbia (0.5%)
[5,7]	Republic of Serbia	3.125%	5/15/27	611	567
[5,7]	Republic of Serbia	1.650%	3/3/33	281	187
[4,5,7]	Republic of Serbia	2.050%	9/23/36	719	455
					1,209
South Africa (0.1%)
[5]	Eskom Holdings SOC Ltd.	6.750%	8/6/23	200	198
South Korea (0.3%)
[4,5]	Korea Electric Power Corp.	4.000%	6/14/27	600	608
United Arab Emirates (0.2%)
[4,5]	Finance Department Government of Sharjah	4.000%	7/28/50	350	224
[4,5]	UAE International Government Bond	4.050%	7/7/32	208	217
					441
United Kingdom (0.9%)
[9]	United Kingdom	1.250%	7/22/27	345	414
[9]	United Kingdom	0.250%	7/31/31	532	564
[9]	United Kingdom	1.750%	9/7/37	450	511
[9]	United Kingdom	4.500%	12/7/42	125	203
[9]	United Kingdom	3.250%	1/22/44	150	205
[9]	United Kingdom	1.500%	7/22/47	145	146
[9]	United Kingdom	0.625%	10/22/50	108	85
[9]	United Kingdom	3.500%	7/22/68	90	149
					2,277
Total Sovereign Bonds (Cost $49,538)					43,302
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $319)	5.871%	11/15/39	300	329
Temporary Cash Investments (2.9%)
Commercial Paper (0.3%)
[15]	Enbridge US Inc.	2.993%	12/30/22	650	640
				Shares
Money Market Fund (2.6%)
[16]	Vanguard Market Liquidity Fund	1.903%		63,759	6,373
Total Temporary Cash Investments (Cost $7,015)					7,013

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	2,422	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	2,429	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	1
Total Options Purchased (Cost $43)					1
Total Investments (97.3%) (Cost $262,197)					238,402
Other Assets and Liabilities—Net (2.7%)					6,492
Net Assets (100%)					244,894
Cost is in $000.
1	Securities with a value of $473,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $373,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $83,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $24,930,000, representing 10.2% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in euro.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
11	Face amount denominated in Canadian dollars.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Face amount denominated in Mexican pesos.
15	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At July 31, 2022, the aggregate value of these securities was $640,000, representing 0.3% of net assets.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
TSFR1M—CME Term SOFR 1 Month.
TSFR3M—CME Term SOFR 3 Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	36	7,577	8
5-Year Government of Canada Bond	September 2022	13	1,173	8
10-Year Government of Canada Bond	September 2022	25	2,547	33
10-Year U.S. Treasury Note	September 2022	12	1,454	5
Euro-Bobl	September 2022	31	4,051	50
Euro-Bund	September 2022	7	1,128	5
Long Gilt	September 2022	3	432	4
Mini 10-Year Japanese Government Bond	September 2022	5	564	4
Ultra Long U.S. Treasury Bond	September 2022	22	3,483	93
				210

Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(24)	(2,730)	(7)
AUD 10-Year Treasury Bond	September 2022	(8)	(699)	(29)
Euro-Schatz	September 2022	(10)	(1,126)	—
Long U.S. Treasury Bond	September 2022	(5)	(720)	(13)
Ultra 10-Year U.S. Treasury Note	September 2022	(7)	(919)	(18)
				(67)
				143

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	8/3/22	AUD	5,711	USD	3,958	32	—
State Street Bank & Trust Co.	8/3/22	AUD	47	USD	32	—	—
Morgan Stanley Capital Services LLC	8/2/22	CAD	3,666	USD	2,847	16	—
Standard Chartered Bank	8/2/22	CAD	174	USD	135	1	—
JPMorgan Chase Bank, N.A.	8/2/22	CAD	65	USD	50	1	—
Bank of America, N.A.	8/2/22	CAD	49	USD	38	—	—
Toronto-Dominion Bank	9/2/22	CAD	47	USD	36	—	—
Barclays Bank plc	8/2/22	CAD	30	USD	23	—	—
HSBC Bank plc	8/2/22	CAD	23	USD	18	—	—
UBS AG	8/2/22	CAD	18	USD	14	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	8/2/22	CHF	260	USD	270	3	—
BNP Paribas	8/2/22	EUR	53,072	USD	53,777	466	—
Toronto-Dominion Bank	8/2/22	EUR	5,031	USD	5,123	19	—
HSBC Bank plc	8/2/22	EUR	3,397	USD	3,436	36	—
Standard Chartered Bank	8/2/22	EUR	2,072	USD	2,175	—	(58)
JPMorgan Chase Bank, N.A.	8/2/22	EUR	1,901	USD	1,941	2	—
Bank of America, N.A.	8/2/22	EUR	821	USD	860	—	(21)
JPMorgan Chase Bank, N.A.	9/2/22	EUR	40	USD	41	—	—
Morgan Stanley Capital Services LLC	8/2/22	EUR	39	USD	40	—	—
Morgan Stanley Capital Services LLC	8/2/22	EUR	34	USD	34	—	—
State Street Bank & Trust Co.	8/2/22	GBP	16,222	USD	19,540	216	—
Toronto-Dominion Bank	8/2/22	GBP	832	USD	997	15	—
Credit Agricole CIB	8/2/22	GBP	832	USD	995	19	—
Morgan Stanley Capital Services LLC	9/2/22	GBP	403	USD	489	2	—
Morgan Stanley Capital Services LLC	8/2/22	GBP	345	USD	420	1	—
JPMorgan Chase Bank, N.A.	8/2/22	JPY	115,701	USD	845	23	—
Standard Chartered Bank	8/2/22	JPY	1,685	USD	12	—	—
Morgan Stanley Capital Services LLC	8/2/22	MXN	16,390	USD	799	5	—
BNP Paribas	8/2/22	SEK	21	USD	2	—	—
Standard Chartered Bank	8/2/22	ZAR	1	USD	—	—	—
JPMorgan Chase Bank, N.A.	9/2/22	ZAR	1	USD	—	—	—
Standard Chartered Bank	8/3/22	USD	3,977	AUD	5,732	—	(29)
JPMorgan Chase Bank, N.A.	9/2/22	USD	3,960	AUD	5,710	—	(33)
Morgan Stanley Capital Services LLC	8/3/22	USD	10	AUD	14	—	—
State Street Bank & Trust Co.	9/2/22	USD	10	AUD	14	—	—
JPMorgan Chase Bank, N.A.	8/3/22	USD	7	AUD	11	—	—
Morgan Stanley Capital Services LLC	8/2/22	USD	3,095	CAD	3,974	—	(9)
Morgan Stanley Capital Services LLC	9/2/22	USD	2,800	CAD	3,606	—	(16)
JPMorgan Chase Bank, N.A.	8/2/22	USD	19	CAD	24	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	8/2/22	USD	14	CAD	19	—	—
Bank of America, N.A.	8/2/22	USD	6	CAD	8	—	—
Morgan Stanley Capital Services LLC	8/2/22	USD	272	CHF	260	—	(1)
Standard Chartered Bank	9/2/22	USD	270	CHF	260	—	(3)
Standard Chartered Bank	8/2/22	USD	58,918	EUR	55,926	1,760	—
BNP Paribas	9/2/22	USD	53,895	EUR	53,072	—	(468)
State Street Bank & Trust Co.	8/2/22	USD	8,279	EUR	7,926	179	—
Standard Chartered Bank	9/2/22	USD	2,593	EUR	2,537	—	(5)
Toronto-Dominion Bank	8/2/22	USD	809	EUR	790	2	—
UBS AG	8/2/22	USD	756	EUR	724	16	—
Bank of America, N.A.	8/2/22	USD	585	EUR	579	—	(7)
Toronto-Dominion Bank	8/2/22	USD	371	EUR	364	—	—
UBS AG	9/2/22	USD	361	EUR	356	—	(4)
State Street Bank & Trust Co.	9/2/22	USD	276	EUR	271	—	(2)
State Street Bank & Trust Co.	8/2/22	USD	60	EUR	59	—	—
Standard Chartered Bank	8/2/22	USD	20,683	GBP	16,924	73	—
State Street Bank & Trust Co.	9/2/22	USD	19,554	GBP	16,222	—	(216)
Bank of America, N.A.	8/2/22	USD	570	GBP	475	—	(9)
JPMorgan Chase Bank, N.A.	8/2/22	USD	533	GBP	440	—	(3)
HSBC Bank plc	9/2/22	USD	376	GBP	309	—	—
State Street Bank & Trust Co.	8/2/22	USD	289	GBP	238	—	—
UBS AG	8/2/22	USD	184	GBP	154	—	(4)
JPMorgan Chase Bank, N.A.	9/2/22	USD	847	JPY	115,701	—	(22)
UBS AG	8/2/22	USD	491	JPY	66,698	—	(9)
JPMorgan Chase Bank, N.A.	8/2/22	USD	367	JPY	50,688	—	(13)
UBS AG	8/2/22	USD	816	MXN	16,390	12	—
Morgan Stanley Capital Services LLC	9/2/22	USD	795	MXN	16,390	—	(5)
Morgan Stanley Capital Services LLC	8/2/22	USD	2	SEK	21	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/2/22	USD	2	SEK	21	—	—
JPMorgan Chase Bank, N.A.	8/2/22	USD	—	ZAR	1	—	—
						2,899	(937)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/20/27	USD	15,100	1.000	151	91
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	800	1.000	2	7	—	(5)
Credit Suisse Group Finance Guernsey Ltd./WR	6/20/27	JPMC	800[2]	1.000	(33)	(11)	—	(22)
Federation of Malaysia/A3	6/20/27	BARC	1,025	1.000	8	5	3	—
Republic of Chile/A1	6/20/27	MSCS	780	1.000	(9)	9	—	(18)
United Mexican States/Baa2	6/20/27	BARC	2,400	1.000	(58)	(50)	—	(8)
Volkswagen International Finance NV/A3	6/20/27	GSI	1,100[2]	1.000	(46)	(8)	—	(38)
					(136)	(48)	3	(91)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
BASF SE	6/20/27	BNPSW	700[2]	(1.000)	10	(4)	14	—
Republic of Colombia	6/20/27	BARC	970	(1.000)	65	80	—	(15)
Standard Chartered plc	6/20/27	JPMC	950[2]	(1.000)	(8)	(4)	—	(4)
					67	72	14	(19)
					(69)	24	17	(110)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $23,000 and cash of $30,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/21/24	9/21/22	2,600	0.000	(2.000)	33	(11)
9/21/25	9/21/22	1,500	0.000	(1.750)	32	(15)
					65	(26)
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in British pound.
3 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent payment date. Interest payment received/paid annually.
4 Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	10,661	—	10,661
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,079	—	1,079
Corporate Bonds	—	175,832	—	175,832
Floating Rate Loan Interests	—	185	—	185
Sovereign Bonds	—	43,302	—	43,302
Taxable Municipal Bonds	—	329	—	329
Temporary Cash Investments	6,373	640	—	7,013
Options Purchased	—	1	—	1
Total	6,373	232,029	—	238,402

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	210	—	—	210
Forward Currency Contracts	—	2,899	—	2,899
Swap Contracts	91[1]	17	—	108
Total	301	2,916	—	3,217
Liabilities
Futures Contracts[1]	67	—	—	67
Forward Currency Contracts	—	937	—	937
Swap Contracts	26[1]	110	—	136
Total	93	1,047	—	1,140
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.